INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of developed technology acquired with an estimated useful life
	December 31,
	2021	2020

Acquired technology	$3,004	$890

Accumulated amortization	1,189	890

Depreciated cost	$1,815	$-

Schedule of future amortization expense
Year ended December 31,	Future Amortization expenses
2022	$704
2023	704
2024	407
$1,815